UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Panning Capital Management, LP

Address:   510 Madison Ave., 24th Fl., Ste. 2400
           New York, NY 10022


Form 13F File Number: 028-15435


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William M. Kelly
Title:  Chief Operating Officer
Phone:  212-916-1888

Signature,  Place,  and  Date  of  Signing:

/s/ William M. Kelly               New York, NY                       5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:  $      191,356
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ---------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- --------- ------ ----
AMERICAN INTL GROUP INC      COM NEW          026874784   20,963    540,000 SH       SOLE                  540,000      0    0
DELL INC                     COM              24702R101    2,866    200,000 SH  CALL SOLE                  200,000      0    0
DIANA SHIPPING INC           COM              Y2066G104    7,801    731,800 SH       SOLE                  731,800      0    0
DYNEGY INC NEW DEL           COM              26817R108    2,399    100,000 SH       SOLE                  100,000      0    0
DYNEGY INC NEW DEL           *W EXP 99/99/999 26817R116       97     75,400 SH       SOLE                   75,400      0    0
EAGLE BULK SHIPPING INC      SHS NEW          Y2187A119      860    244,200 SH       SOLE                  244,200      0    0
GENWORTH FINL INC            COM CL A         37247D106    8,000    800,000 SH  CALL SOLE                  800,000      0    0
GENWORTH FINL INC            COM CL A         37247D106    6,500    650,000 SH       SOLE                  650,000      0    0
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119    7,713  1,500,604 SH       SOLE                1,500,604      0    0
MGM RESORTS INTERNATIONAL    COM              552953101    1,132     86,100 SH       SOLE                   86,100      0    0
MGM RESORTS INTERNATIONAL    NOTE 4.250% 4/1  55303QAE0   21,637 20,000,000 PRN      SOLE                        0      0 NONE
RADIAN GROUP INC             NOTE 3.000%11/1  750236AK7   62,331 52,000,000 PRN      SOLE                        0      0 NONE
SCORPIO TANKERS INC          SHS              Y7542C106    2,230    250,000 SH       SOLE                  250,000      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107   30,894    200,000 SH  CALL SOLE                  200,000      0    0
STARWOOD HOTELS&RESORTS WRLD COM              85590A401   15,933    250,000 SH       SOLE                  250,000      0    0


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